UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 8092

Western Asset Worldwide Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET WORLDWIDE

INCOME FUND INC.

FORM N-Q

JANUARY 31, 2009

Western Asset Worldwide Income Fund Inc.

Schedule of Investments (unaudited)

January 31, 2009

Face
Amount†		Security	Value
SOVEREIGN BONDS — 46.0%
Argentina — 1.5%
		Republic of Argentina:
5,000,000	DEM	10.500% due 11/14/02 (a)(b)	$343,722
3,500,000	DEM	7.000% due 3/18/04 (a)(b)	240,606
2,399,000		Bonds, 7.000% due 9/12/13 (b)	881,832
		GDP Linked Securities:
1,700,000	EUR	1.262% due 12/15/35 (b)(c)	52,244
1,565,000		1.330% due 12/15/35 (b)(c)	43,820
9,904,661	ARS	1.383% due 12/15/35 (b)(c)	107,415
		Medium-Term Notes:
1,800,000	EUR	7.000% due 3/18/04 (a)(b)	242,015
2,000,000,000	ITL	7.000% due 3/18/04 (a)(b)	138,878
		Total Argentina	2,050,532
Brazil — 9.2%
		Brazil Nota do Tesouro Nacional:
3,965,000	BRL	10.000% due 1/1/10	1,691,163
23,312,000	BRL	10.000% due 7/1/10	9,892,620
3,478,000	BRL	10.000% due 1/1/12	1,425,854
		Total Brazil	13,009,637
Colombia — 2.9%
4,385,000		Republic of Colombia, 7.375% due 9/18/37	4,023,238
Egypt — 0.6%
5,790,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (b)(d)	894,449
Gabon — 0.5%
993,000		Gabonese Republic, 8.200% due 12/12/17 (d)	690,135
Indonesia — 2.0%
		Republic of Indonesia:
5,020,000,000	IDR	10.250% due 7/15/22	389,564
11,865,000,000	IDR	11.000% due 9/15/25	958,237
9,706,000,000	IDR	10.250% due 7/15/27	731,741
11,529,000,000	IDR	9.750% due 5/15/37	806,146
		Total Indonesia	2,885,688
Panama — 4.5%
		Republic of Panama:
3,202,000		7.250% due 3/15/15	3,338,085
1,290,000		9.375% due 4/1/29	1,454,475
1,719,000		6.700% due 1/26/36	1,564,290
		Total Panama	6,356,850
Peru — 4.4%
		Republic of Peru:
2,467,000		8.750% due 11/21/33	2,800,045
3,889,000		Bonds, 6.550% due 3/14/37	3,480,655
		Total Peru	6,280,700
Russia — 5.5%
		Russian Federation:
173,000		12.750% due 6/24/28 (d)	227,495
8,030,120		7.500% due 3/31/30 (d)	7,507,279
		Total Russia	7,734,774

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2009

Face
Amount†	Security	Value
Turkey — 8.7%
	Republic of Turkey:
1,490,000	11.500% due 1/23/12	$1,691,150
730,000	11.000% due 1/14/13	828,550
425,000	7.250% due 3/15/15	422,875
3,822,000	11.875% due 1/15/30	5,385,198
463,000	Collective Action Securities, Notes, 9.500% due 1/15/14	506,985
4,384,000	Notes, 6.875% due 3/17/36	3,485,280
	Total Turkey	12,320,038
Venezuela — 6.2%
	Bolivarian Republic of Venezuela:
365,000	8.500% due 10/8/14	206,225
9,837,000	5.750% due 2/26/16 (d)	4,500,428
2,234,000	7.650% due 4/21/25	921,525
	Collective Action Securities:
5,996,000	9.375% due 1/13/34	2,848,100
445,000	Notes, 10.750% due 9/19/13	302,600
	Total Venezuela	8,778,878
	TOTAL SOVEREIGN BONDS
	(Cost — $84,476,067)	65,024,919
CORPORATE BONDS & NOTES — 45.9%
Brazil — 6.3%
1,470,000	Globo Communicacoes e Participacoes SA, Senior Bonds, 7.250% due 4/26/22 (d)	1,374,450
	GTL Trade Finance Inc.:
510,000	7.250% due 10/20/17 (d)	445,837
976,000	7.250% due 10/20/17 (d)	869,372
890,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (d)	812,125
	Vale Overseas Ltd., Notes:
1,139,000	8.250% due 1/17/34	1,165,506
4,861,000	6.875% due 11/21/36	4,198,130
	Total Brazil	8,865,420
China — 0.2%
470,000	Galaxy Entertainment Finance Co. Ltd., 7.323% due 12/15/10 (c)(d)	298,450
Colombia — 0.6%
	EEB International Ltd.:
300,000	8.750% due 10/31/14 (d)	289,500
550,000	Senior Bonds, 8.750% due 10/31/14 (d)	530,750
	Total Colombia	820,250
India — 0.1%
244,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (c)(d)	138,036
Kazakhstan — 3.7%
	ATF Capital BV:
390,000	9.250% due 2/21/14 (d)	263,250
1,200,000	Senior Notes, 9.250% due 2/21/14 (d)	786,000
	HSBK Europe BV:
630,000	7.250% due 5/3/17 (d)	355,950
520,000	Senior Notes, 9.250% due 10/16/13 (d)	382,200
3,230,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (d)	2,632,450
	TuranAlem Finance BV, Bonds:
1,391,000	8.250% due 1/22/37 (d)	569,712

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2009

Face
Amount†		Security	Value
Kazakhstan — 3.7% (continued)
550,000		8.250% due 1/22/37 (d)	$239,250
		Total Kazakhstan	5,228,812
Mexico — 12.7%
1,420,000		America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	1,300,973
		Axtel SAB de CV, Senior Notes:
110,000		11.000% due 12/15/13	91,850
4,310,000		7.625% due 2/1/17 (d)	2,812,275
790,000		7.625% due 2/1/17 (d)	517,450
120,000		Kansas City Southern de Mexico, Senior Notes, 9.375% due 5/1/12	114,900
10,310,000		Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	8,233,638
4,900,000		Petroleos Mexicanos, 8.000% due 5/3/19 (b)(d)	4,896,325
		Total Mexico	17,967,411
Russia — 18.2%
		Evraz Group SA, Notes:
2,200,000		8.875% due 4/24/13 (d)	1,375,000
845,000		8.875% due 4/24/13 (d)	526,013
930,000		9.500% due 4/24/18 (d)	562,650
		Gaz Capital SA:
740,000		Medium Term Notes, 7.288% due 8/16/37 (d)	462,500
4,110,000		Notes, 8.625% due 4/28/34 (d)	3,436,905
4,150,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (d)	3,133,250
2,980,000		Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (d)	2,816,100
		RSHB Capital, Loan Participation Notes:
854,000		6.299% due 5/15/17 (d)	538,020
		Secured Notes:
1,624,000		7.175% due 5/16/13 (d)	1,307,320
3,554,000		7.125% due 1/14/14 (d)	2,755,558
1,790,000		7.125% due 1/14/14 (d)	1,369,350
830,000		Senior Secured Notes, 7.175% due 5/16/13 (d)	675,454
		TNK-BP Finance SA:
113,000		7.875% due 3/13/18 (d)	70,060
		Senior Notes:
1,021,000		7.500% due 3/13/13 (d)	770,855
4,010,000		7.500% due 7/18/16 (d)	2,546,350
400,000		7.875% due 3/13/18 (d)	246,000
460,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (d)	286,350
		Vimpel Communications, Loan Participation Notes:
1,430,000		8.375% due 4/30/13 (d)	1,051,050
2,465,000		Secured Notes, 8.375% due 4/30/13 (d)	1,793,840
		Total Russia	25,722,625
Thailand — 1.0%
3,880,000		True Move Co., Ltd., 10.375% due 8/1/14 (d)	1,455,000
United Kingdom — 3.0%
22,771,000	RUB	HSBC Bank PLC, Credit-Linked Notes, (Russian Agricultural Bank), 8.900% due 12/20/10 (b)(d)	344,052
113,177,500	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (b)(d)	2,062,357
2,830,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (d)	1,910,250
		Total United Kingdom	4,316,659

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2009

Face
Amount†		Security	Value
United States — 0.1%
140,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	$116,361
		TOTAL CORPORATE BONDS & NOTES
		(Cost — $84,040,519)	64,929,024
COLLATERALIZED SENIOR LOANS — 0.4%
United States — 0.4%
		Ashmore Energy International:
114,773		Synthetic Revolving Credit Facility, 3.461% due 3/30/14 (c)	68,577
919,498		Term Loan, 4.459% due 3/30/14 (c)	549,400
		TOTAL COLLATERALIZED SENIOR LOANS
		(Cost — $978,463)	617,977

Warrants
WARRANTS — 0.3%
23,180		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20(b)*
		(Cost - $0)	405,650
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $169,495,049)	130,977,570

Face
Amount†
SHORT-TERM INVESTMENTS — 7.4%
Sovereign Bonds — 0.2%
1,200,000	MYR	Bank Negara Malaysia Monetary Notes, zero coupon bond to yield 3.440% due 2/17/09
		(Cost - $359,283)	332,170
U.S. Government Agency — 3.7%
5,200,000		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 0.471% due 6/15/09 (e)(f)
		(Cost - $5,190,971)	5,191,451
Repurchase Agreement — 3.5%
4,931,000

Morgan Stanley tri-party repurchase agreement dated 1/30/09, 0.220% due 2/2/09; Proceeds at maturity - $4,931,090; (Fully collateralized by U.S. government agency obligation, 5.000% due 12/14/18; Market value - $5,067,377)

		(Cost - $4,931,000)	4,931,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $10,481,254)	10,454,621
		TOTAL INVESTMENTS — 100.0% (Cost — $179,976,303#)	$141,432,191

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security is currently in default.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Rate shown represents yield-to-maturity.
(f)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2009

Abbreviations used in this schedule:
ARS	-	Argentine Peso
BRL	-	Brazilian Real
DEM	-	German Mark
EGP	-	Egyptian Pound
EUR	-	Euro
GDP	-	Gross Domestic Product
IDR	-	Indonesian Rupiah
ITL	-	Italian Lira
MYR	-	Malaysian Ringgit
OJSC	-	Open Joint Stock Company
RUB	-	Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Worldwide Income Fund Inc. (the “Fund”) was incorporated in Maryland on October 21, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maintain a high level of current income. As a secondary objective, the Fund seeks to maximize total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$141,432,191	—	$133,185,235	$8,246,956

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of October 31, 2008	$4,997,537
Accrued Premiums/Discounts	20,700
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	(1,588,618)
Net purchases (sales)	4,817,337
Transfers in and/or out of Level 3	—

Balance as of January 31, 2009	$8,246,956

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Other Risks.  Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,182,539
Gross unrealized depreciation	(40,726,651)
Net unrealized depreciation	$(38,544,112)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Worldwide Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	March 26, 2009